CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET (Tables)	12 Months Ended
Dec. 31, 2012
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET
Schedule of gain recognized on deconsolidation
RMB’ 000

Disposition of net assets of Shanghai JNet (Note 24)	(31,453)
Waiver of acquisition consideration and post-acquisition settlement consideration (see (iii) above)	62,169

Gain on deconsolidation of Shanghai JNet	30,716